LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENT [Abstract]
LONG-TERM INVESTMENT
7.	LONG-TERM INVESTMENT

In March, 2012, the Group and Shanghai Normal University, set up an entity Shanghai Shihong Technology Co., Ltd ("Shanghai Shihong"), in which the Group contributed cash of RMB1,020, representing 51% of equity interest in the entity. Shanghai Normal University contributed cash of RMB980 representing 49% of equity interest in the entity. The Group controls three out of five seats in the board of directors of Shanghai Shihong. The remaining two seats are controlled by the other shareholder. According to the article of association of Shanghai Shihong, two-thirds of directors' approval is required for the approval of operating budget and appointment and dismissal of the general manager. Therefore the Group does not have control but has significant influence over the operating and financial policies in Shanghai Shihong.

The Group applied the equity method to account for the investment and has recognized a share of loss on equity method investment in the amount of RMB219 for the year ended December 31, 2012.